INCOME TAXES (Schedule of Reconciliation Theoretical Tax Benefit and Actual Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss before taxes on income	$ 37,433	$ 33,811	$ 27,108
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 8,610	$ 7,777	$ 6,235
Increase in income tax expense resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(58)	(128)	(157)
Operating losses and other temporary differences for which valuation allowance was provided	(6,838)	(5,784)	(4,972)
Permanent differences	(1,132)	(3,017)	(2,162)
Uncertain tax position	(385)	(336)	(158)
Other	310	(107)	203
Total taxes on income	$ 507	$ (1,595)	$ (1,011)